NOTES PAYABLE AND BORROWINGS UNDER CAPITAL LEASES (Tables)	6 Months Ended
Jun. 30, 2014
Components of Company's Notes Payable and Borrowings under Capital Leases Balances

The following schedule summarizes the components of the Company’s notes payable and borrowings under capital leases balances (in thousands):

	December 31,		June 30, 2014
	2012	2013
Notes payable under credit facility	$300,000	$818,425	$575,400
Capital leases and other notes payable	1,334	452	311
Less current portion	(9,803)	(6,669)	(6,061)

	$291,531	$812,208	$569,650